Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Acquisitions
4.	Acquisitions

On March 30, 2012, we acquired the remaining 66.67% interest in Southeast Texas, and commodity derivative instruments related to the Southeast Texas storage business, for aggregate consideration of $240.0 million, subject to certain working capital and other customary purchase price adjustments. $192.0 million of the aggregate purchase price was financed with a portion of the net proceeds from our 4.95% 10-year Senior Notes offering issued on March 13, 2012. The remaining $48.0 million consideration was financed by the issuance at closing of an aggregate of 1,000,417 of our common units. DCP Midstream, LLC also provided fixed price NGL commodity derivatives, valued at $39.5 million, for the three year period subsequent to closing the newly acquired interest. The $29.6 million deficit purchase price under the historical basis of the net assets acquired and the $48.0 million of common units issued as consideration for this acquisition were recorded as an increase in common unitholders equity. Prior to the acquisition of the additional interest in Southeast Texas, we owned a 33.33% interest which we accounted for as an unconsolidated affiliate using the equity method. The acquisition of the remaining 66.67% interest in Southeast Texas represents a transaction between entities under common control and a change in reporting entity. Accordingly, our consolidated financial statements have been adjusted to retrospectively include the historical results of our 100% interest in Southeast Texas and the natural gas commodity derivatives associated with the storage business for all periods presented, similar to the pooling method. These results are included in our Natural Gas Services segment.

Combined Financial Information

The results of our 100% interest in Southeast Texas are included in the consolidated balance sheets as of December 31, 2011 and December 31, 2010. The following tables present the previously reported December 31, 2011 and December 31, 2010 consolidated balance sheets, adjusted for the acquisition of the remaining 66.67% interest in Southeast Texas from DCP Midstream, LLC:

As of December 31, 2011

	DCP Midstream Partners, LP (As previously reported) (a)	Consolidate Southeast Texas (b)	Remove Southeast Texas Investment in Unconsolidated Affiliate (c)	Combined DCP Midstream Partners, LP (As currently reported)
	(Millions)
ASSETS
Current assets:
Cash and cash equivalents	$6.7	$0.9	$—	$7.6
Accounts receivable	161.4	53.4	—	214.8
Inventories	64.7	23.2	—	87.9
Other	7.1	36.3	—	43.4

Total current assets	239.9	113.8	—	353.7
Property, plant and equipment, net	1,181.8	317.6	—	1,499.4
Goodwill and intangible assets, net	255.8	43.3	—	299.1
Investments in unconsolidated affiliates	208.7	—	(101.6)	107.1
Other non-current assets	17.4	0.7	—	18.1

Total assets	$1,903.6	$475.4	$(101.6)	$2,277.4

LIABILITIES AND EQUITY
Accounts payable and other current liabilities	$269.2	$111.3	$—	$380.5
Long-term debt	746.8	—	—	746.8
Other long-term liabilities	46.7	5.1	—	51.8

Total liabilities	1,062.7	116.4	—	1,179.1

Commitments and contingent liabilities
Equity:
Partners' equity
Net equity	649.7	360.8	(103.4)	907.1
Accumulated other comprehensive income	(21.2)	(1.8)	1.8	(21.2)

Total partners' equity	628.5	359.0	(101.6)	885.9
Noncontrolling interests	212.4	—	—	212.4

Total equity	840.9	359.0	(101.6)	1,098.3

Total liabilities and equity	$1,903.6	$475.4	$(101.6)	$2,277.4

(a)	Amounts as previously reported with 33.33% of Southeast Texas' results presented as investments in unconsolidated affiliates.
(b)	Adjustments to present Southeast Texas on a consolidated basis at 100% ownership, including commodity derivatives.
(c)	Adjustments to remove Southeast Texas 33.33% investment in unconsolidated affiliates.

As of December 31, 2010

	DCP Midstream Partners, LP (As previously reported) (a)	Consolidate Southeast Texas (b)	Remove Southeast Texas Investment in Unconsolidated Affiliate(c)	Combined DCP Midstream Partners, LP (As currently reported)
	(Millions)
ASSETS
Current assets:
Cash and cash equivalents	$6.7	$—	$—	$6.7
Accounts receivable	151.0	96.3	—	247.3
Inventories	64.1	9.5	—	73.6
Other	10.2	12.6	—	22.8

Total current assets	232.0	118.4	—	350.4
Property, plant and equipment, net	1,097.1	281.5	—	1,378.6
Goodwill and intangible assets, net	258.6	45.6	—	304.2
Investments in unconsolidated affiliates	216.9	—	(112.6)	104.3
Other non-current assets	8.6	1.1	—	9.7

Total assets	$1,813.2	$446.6	$(112.6)	$2,147.2

LIABILITIES AND EQUITY
Accounts payable and other current liabilities	$211.2	$104.1	$—	$315.3
Long-term debt	647.8	—	—	647.8
Other long-term liabilities	103.4	4.7	—	108.1

Total liabilities	962.4	108.8	—	1,071.2

Commitments and contingent liabilities
Equity:
Partners' equity
Net equity	658.4	340.5	(115.3)	883.6
Accumulated other comprehensive income	(27.7)	(2.7)	2.7	(27.7)

Total partners' equity	630.7	337.8	(112.6)	855.9
Noncontrolling interests	220.1	—	—	220.1

Total equity	850.8	337.8	(112.6)	1,076.0

Total liabilities and equity	$1,813.2	$446.6	$(112.6)	$2,147.2

(a)	Amounts as previously reported with 33.33% of Southeast Texas' results presented as investments in unconsolidated affiliates.
(b)	Adjustments to present Southeast Texas on a consolidated basis at 100% ownership, including commodity derivatives.
(c)	Adjustments to remove Southeast Texas 33.33% investment in unconsolidated affiliates.

The results of our 100% interest in Southeast Texas are included in the consolidated statements of operations for the years ended December 31, 2011, December 31, 2010 and December 31, 2009. The following tables present the previously reported condensed consolidated statements of operations for the years ended December 31, 2011, December 31, 2010 and December 31, 2009, adjusted for the acquisition of the remaining 66.67% interest in Southeast Texas from DCP Midstream, LLC:

Year Ended December 31, 2011

	DCP Midstream Partners, LP (As previously reported) (a)	Consolidate Southeast Texas (b)	Remove Southeast Texas Equity Earnings (c)	Combined DCP Midstream Partners, LP (As currently reported)
	(Millions)
Operating revenues:
Sales of natural gas, propane, NGLs and condensate	$1,413.3	$765.2	$—	$2,178.5
Transportation, processing and other	163.2	9.0	—	172.2
(Losses) gains from commodity derivative activity, net	(6.7)	14.4	—	7.7

Total operating revenues	1,569.8	788.6	—	2,358.4

Operating costs and expenses:
Purchases of natural gas, propane and NGLs	1,229.8	703.2	—	1,933.0
Operating and maintenance expense	105.4	20.3	—	125.7
Depreciation and amortization expense	81.0	19.6	—	100.6
General and administrative expense	37.3	11.0	—	48.3
Other income	(0.5)	—	—	(0.5)

Total operating costs and expenses	1,453.0	754.1	—	2,207.1

Operating income	116.8	34.5	—	151.3
Interest expense, net	(33.9)	—	—	(33.9)
Earnings from unconsolidated affiliates	36.9	—	(14.2)	22.7

Income before income taxes	119.8	34.5	(14.2)	140.1
Income tax (expense) benefit	(0.6)	0.1	—	(0.5)

Net income	119.2	34.6	(14.2)	139.6
Net income attributable to noncontrolling interests	(18.8)	—	—	(18.8)

Net income attributable to partners	$100.4	$34.6	$(14.2)	$120.8

(a)	Amounts as previously reported with 33.33% of Southeast Texas' results presented as earnings from unconsolidated affiliates.
(b)	Adjustments to present Southeast Texas on a consolidated basis at 100% ownership, including commodity derivatives.
(c)	Adjustments to remove Southeast Texas equity earnings at 33.33%.

Year Ended December 31, 2010

	DCP Midstream Partners, LP (As previously reported) (a)	Consolidate Southeast Texas (b)	Remove Southeast Texas Equity Earnings (c)	Combined DCP Midstream Partners, LP (As currently reported)
	(Millions)
Operating revenues:
Sales of natural gas, propane, NGLs and condensate	$1,162.7	$812.4	$—	$1,975.1
Transportation, processing and other	115.3	15.0	—	130.3
(Losses) gains from commodity derivative activity, net	(8.5)	11.5	—	3.0

Total operating revenues	1,269.5	838.9	—	2,108.4

Operating costs and expenses:
Purchases of natural gas, propane and NGLs	1,032.6	750.5	—	1,783.1
Operating and maintenance expense	79.8	18.5	—	98.3
Depreciation and amortization expense	73.7	14.4	—	88.1
General and administrative expense	33.7	12.1	—	45.8
Gain on step acquisition	(9.1)	—	—	(9.1)
Other income	(4.0)	(1.0)	—	(5.0)

Total operating costs and expenses	1,206.7	794.5	—	2,001.2

Operating income	62.8	44.4	—	107.2
Interest expense, net	(29.1)	—	—	(29.1)
Earnings from unconsolidated affiliates	38.2	—	(14.4)	23.8

Income before income taxes	71.9	44.4	(14.4)	101.9
Income tax expense	(0.3)	(1.2)	—	(1.5)

Net income	71.6	43.2	(14.4)	100.4
Net income attributable to noncontrolling interests	(9.2)	—	—	(9.2)

Net income attributable to partners	$62.4	$43.2	$(14.4)	$91.2

(a)	Amounts as previously reported with 33.33% of Southeast Texas' results presented as earnings from unconsolidated affiliates.
(b)	Adjustments to present Southeast Texas on a consolidated basis at 100% ownership, including commodity derivatives.
(c)	Adjustments to remove Southeast Texas equity earnings at 33.33%.

Year Ended December 31, 2009

	DCP Midstream Partners, LP (As previously reported) (a)	Consolidate Southeast Texas (b)	Remove Southeast Texas Equity Earnings (c)	Combined DCP Midstream Partners, LP (As currently reported)
	(Millions)
Operating revenues:
Sales of natural gas, propane, NGLs and condensate	$913.0	$516.3	$—	$1,429.3
Transportation, processing and other	95.2	9.7	—	104.9
(Losses) gains from commodity derivative activity, net	(65.8)	9.5	—	(56.3)

Total operating revenues	942.4	535.5	—	1,477.9

Operating costs and expenses:
Purchases of natural gas, propane and NGLs	776.2	472.1	—	1,248.3
Operating and maintenance expense	69.7	14.5	—	84.2
Depreciation and amortization expense	64.9	12.0	—	76.9
General and administrative expense	32.3	10.8	—	43.1
Other income	—	0.5	—	0.5

Total operating costs and expenses	943.1	509.9	—	1,453.0

Operating (loss) income	(0.7)	25.6	—	24.9
Interest expense, net	(28.0)	—	—	(28.0)
Earnings from unconsolidated affiliates	26.9	—	(8.4)	18.5

(Loss) income before income taxes	(1.8)	25.6	(8.4)	15.4
Income tax expense	(0.6)	(0.4)	—	(1.0)

Net (loss) income	(2.4)	25.2	(8.4)	14.4
Net income attributable to noncontrolling interests	(8.3)	—	—	(8.3)

Net (loss) income attributable to partners	$(10.7)	$25.2	$(8.4)	$6.1

(a)	Amounts as previously reported with 33.33% of Southeast Texas' results presented as earnings from unconsolidated affiliates.
(b)	Adjustments to present Southeast Texas on a consolidated basis at 100% ownership, including commodity derivatives.
(c)	Adjustments to remove Southeast Texas equity earnings at 33.33%.

The currently reported results are not intended to reflect actual results that would have occurred if the acquired business had been combined during the period presented, nor is it intended to be indicative of the results of operations that may be achieved by us in the future.

On August 1, 2011, we reached an agreement with DCP Midstream, LLC for us to construct a 200 MMcf/d cryogenic natural gas processing plant, or the Eagle Plant, in the Eagle Ford shale which represents an investment of approximately $120.0 million. In support of our construction of the Eagle Plant, we entered into a 15 year fee-based processing agreement with an affiliate of DCP Midstream, LLC, which provides us with a fixed demand charge for 150 MMcf/d along with a throughput fee on all volumes processed. The processing agreement commences with commercial operations of the new plant, which is expected to be online by the fourth quarter of 2012. In conjunction with the agreement, we also entered into a purchase and sale agreement with DCP Midstream, LLC to purchase certain tangible assets and land located in the Eagle Ford Shale for $23.4 million, financed initially at closing with borrowings under the Partnership's revolving credit facility.

On March 24, 2011, we acquired two NGL fractionation facilities in Weld County, Colorado, located in the Denver-Julesburg Basin, from a third party in a transaction accounted for as an asset acquisition. We paid a purchase price of $30.0 million, financed initially at closing with borrowings under the Partnership's revolving credit facility, and received a post-closing purchase price adjustment of $0.4 million. The NGL fractionation facilities are located on DCP Midstream, LLC's processing plant sites and are operated by DCP Midstream, LLC. Subsequent to our acquisition, DCP Midstream, LLC continues to operate and supply certain committed NGLs produced by them in Weld County to our DJ Basin NGL Fractionators under the existing agreements that are effective through March 2018. The results of the assets are included in our NGL Logistics segment prospectively, from the date of acquisition.

On January 1, 2011, we acquired a 33.33% interest in Southeast Texas for $150.0 million, in a transaction among entities under common control, financed initially at closing with proceeds from our November 2010 public equity offering and borrowings under the Partnership's revolving credit facility. DCP Midstream, LLC's historical carrying value of the net assets acquired was $114.3 million; accordingly we have recorded the $35.7 million excess purchase price over acquired assets as a decrease in common unitholders equity.

On December 30, 2010, we acquired all of the interests in Marysville. The acquisition involved three separate transactions with a number of parties. We acquired a 90% interest in Marysville from Dart Energy Corporation, a 5% interest in Marysville from Prospect Street Energy, LLC and 100% of EE Group, LLC, which owned the remaining 5% interest in Marysville. We paid a purchase price of $94.8 million plus $6.0 million for net working capital and other adjustments for an aggregate purchase price of $100.8 million, subject to customary purchase price adjustments, for our 100% interest. The cash purchase was financed initially at closing with borrowings under the Partnership's revolving credit facility. $21.2 million of the purchase price was deposited in an indemnity escrow to satisfy certain tax liabilities and provide for breaches of representations and warranties of the sellers. $19.5 million remains in the escrow account after $1.7 million was released on June 15, 2011. The results of the Marysville acquisition are included in our NGL Logistics segment prospectively, from the date of acquisition.

On January 4, 2011, we merged two wholly-owned subsidiaries of Marysville and converted the combined entity's organizational structure from a corporation to a limited liability company. This conversion to a limited liability company triggered tax liabilities, resulting from built-in tax gains recognized in the transaction, to become currently payable. Accordingly, $35.0 million of estimated deferred tax liabilities associated with this transaction and recorded at December 31, 2010, became currently payable as of January 4, 2011. These tax liabilities are unrelated to the tax liabilities of Marysville for which an indemnity escrow has been established. During 2011, we made federal and state tax payments of $29.3 million and $0.3 million, respectively, related to our estimated $35.0 million tax liability that resulted from our acquisition of Marysville. The remaining $5.4 million estimated tax payable has been reclassified to goodwill in our final accounting for the Marysville business combination.

We have updated our accounting for the Marysville business combination for the fair value of assets acquired and liabilities assumed including intangible assets, property, plant and equipment and goodwill. The purchase price allocation as of December 31, 2011 is as follows:

December 31, 2011
(Millions)
Aggregate consideration	$100.8

Cash	3.1
Accounts receivable	0.3
Inventory	4.6
Other current assets	0.7
Property, plant and equipment	57.1
Intangible assets	33.0
Goodwill	34.7
Other long-term assets	1.2
Other current liabilities	(4.3)
Long-term liabilities	(29.6)

Total purchase price allocation	$100.8

The results of operations for acquisitions accounted for as a business combination are included in the DCP Midstream Partners, LP results subsequent to the date of acquisition. Accordingly, for the year ended December 31, 2011 total operating revenues of $26.7 million, and net income attributable to the Partnership of $12.6 million, associated with Marysville, are included in the consolidated statement of operations. Pro forma information is presented for comparative periods prior to the date of acquisition, however, comparative periods in the consolidated financial statements are not adjusted to include the results of the acquisition.

The following table presents unaudited pro forma information for the consolidated statement of operations for the year ended December 31, 2010, as if the acquisition of Marysville had occurred at the beginning of the period presented.

	Year Ended December 31, 2010
	DCP Midstream Partners, LP	Acquisition of Marysville	DCP Midstream Partners, LP Pro Forma
	(Millions, except per unit amounts)
Total operating revenues	$2,108.4	$23.2	$2,131.6
Net income attributable to partners	91.2	8.2	99.4
Less:
Net income attributable to predecessor operations	(43.2)	—	(43.2)
General partner unitholders interest in net income	(16.9)	(0.1)	(17.0)

Net income allocable to limited partners	$31.1	$8.1	$39.2

Net income per limited partner unit — basic and diluted	$0.86	$0.22	$1.08

The pro forma information is not intended to reflect actual results that would have occurred if the acquired business had been combined during the period presented, nor is it intended to be indicative of the results of operations that may be achieved by us in the future.